Schedule of Stock Options (Details) - $ / shares		4 Months Ended	12 Months Ended
		May 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of stock options, beginning		9,053,136	9,320,636	9,053,136
Weighted average exercise price beginning balance		$ 0.58	$ 0.51	$ 0.58
Number of stock options, Granted	[1]			700,000
Weighted average exercise price, Granted	[1]			$ 0.15
Number of stock options, Expired		(47,000)	(200,000)	(235,500)
Weighted average exercise price, Expired		$ 10.00	$ 0.60	$ 0.50
Number of stock options, Forfeited				(150,000)
Weighted average exercise price, Forfeited				$ 0.15
Number of stock options, Expired			(150,000)
Weighted average exercise price, Expired			$ 0.15
Number of stock options, ending			8,970,636	9,320,636
Weighted average exercise price ending balance			$ 0.52	$ 0.51

[1]	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per share of common stock. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $15,594 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of (loss) income and comprehensive (loss) income. On November 23, 2022, 400,000 stock options were issued to an employee of the Company, of which 200,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per share of common stock. The grant fair value of the options was estimated at $37,387. The vesting of these options resulted in stock-based compensation of $20,191 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of (loss) income and comprehensive (loss) income.